OTHER ACCRUED LIABILITIES (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
OTHER ACCRUED LIABILITIES (Tables)
Liability, beginning balance	$ 371
Net expenses	864
Warranty claims	(864)
Accrual revisions	61
Liability, ending balance	$ 432